Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	FINWISE BANCORP
Entity Incorporation, State or Country Code	UT
Entity File Number	001-40721
Entity Tax Identification Number	83-0356689
Entity Address, Address Line One	756 East Winchester St., Suite 100
Entity Address, State or Province	UT
Entity Address, City or Town	Murray,
Entity Address, Postal Zip Code	84107
City Area Code	801
Local Phone Number	501-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FINW
Security Exchange Name	NASDAQ
Entity Central Index Key	0001856365
Amendment Flag	false